Note 11 - Property and Equipment - Reconciliation of Property, Plant, and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment, balance		$ 25,862	$ 18,893
Additions		14,052	43,542
Property, plant and equipment, balance		28,794	25,862
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		13,021
Property, plant and equipment, balance		8,411	13,021
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		1,594
Property, plant and equipment, balance		1,142	1,594
Premise assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		4,936
Property, plant and equipment, balance		3,984	4,936
Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		4,801
Property, plant and equipment, balance		2,089	4,801
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		1,510
Property, plant and equipment, balance		982	1,510
Right-of-use assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	[1]	12,186
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		76,464	62,375
Additions		20,684	8,658
Assets held for sale		(2,001)	(69)
Disposals/impairment		(4,847)
Exchange differences		1,335	925
Property, plant and equipment, balance		91,635	76,464
Acquisition			6,154
Assets held for sale		(2,001)	(69)
Retirements			(1,579)
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		29,976	22,173
Additions		503	7,468
Assets held for sale		(1,365)	(5)
Disposals/impairment		(1,693)
Exchange differences		538	340
Property, plant and equipment, balance		27,959	29,976
Acquisition
Assets held for sale		(1,365)	(5)
Retirements
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		6,701	6,861
Additions		79	58
Assets held for sale		(276)	(4)
Disposals/impairment
Exchange differences		181	95
Property, plant and equipment, balance		6,685	6,701
Acquisition
Assets held for sale		(276)	(4)
Retirements			(309)
Gross carrying amount [member] | Premise assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		18,726	13,238
Additions		283	707
Assets held for sale
Disposals/impairment		(275)
Exchange differences		291	146
Property, plant and equipment, balance		19,025	18,726
Acquisition			4,827
Assets held for sale
Retirements			(192)
Gross carrying amount [member] | Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		16,265	15,209
Additions		94	311
Assets held for sale		(185)	(60)
Disposals/impairment
Exchange differences		243	32
Property, plant and equipment, balance		16,417	16,265
Acquisition			773
Assets held for sale		(185)	(60)
Retirements
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		4,796	4,894
Additions		1,200	114
Assets held for sale		(175)
Disposals/impairment		(1,222)
Exchange differences		76	312
Property, plant and equipment, balance		4,675	4,796
Acquisition			554
Assets held for sale		(175)
Retirements			(1,078)
Gross carrying amount [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	[1]
Additions	[1]	18,525
Assets held for sale
Disposals/impairment		(1,657)
Exchange differences	[1]	6
Property, plant and equipment, balance	[1]	16,874
Assets held for sale
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(50,602)	(43,482)
Assets held for sale		971	(51)
Disposals/impairment		384
Exchange differences		(348)	(283)
Depreciation charge for the year		(13,246)	(7,437)
Property, plant and equipment, balance		(62,841)	(50,602)
Assets held for sale		971	(51)
Retirements			651
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(16,955)	(13,984)
Assets held for sale		713	2
Disposals/impairment
Exchange differences		(379)	(138)
Depreciation charge for the year		(2,927)	(2,835)
Property, plant and equipment, balance		(19,548)	(16,955)
Assets held for sale		713	2
Retirements
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(5,107)	(4,995)
Assets held for sale		123
Disposals/impairment
Exchange differences		(121)	(61)
Depreciation charge for the year		(438)	(178)
Property, plant and equipment, balance		(5,543)	(5,107)
Assets held for sale		123
Retirements			127
Accumulated depreciation, amortisation and impairment [member] | Premise assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(13,790)	(10,555)
Assets held for sale
Disposals/impairment
Exchange differences		(255)	(64)
Depreciation charge for the year		(996)	(3,373)
Property, plant and equipment, balance		(15,041)	(13,790)
Assets held for sale
Retirements			202
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(11,464)	(10,776)
Assets held for sale		68	(4)
Disposals/impairment
Exchange differences		(137)	(61)
Depreciation charge for the year		(2,795)	(623)
Property, plant and equipment, balance		(14,328)	(11,464)
Assets held for sale		68	(4)
Retirements
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance		(3,286)	(3,172)
Assets held for sale		67	(49)
Disposals/impairment
Exchange differences		(54)	41
Depreciation charge for the year		(420)	(428)
Property, plant and equipment, balance		(3,693)	(3,286)
Assets held for sale		67	(49)
Retirements			322
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Property, plant and equipment, balance	[1]
Assets held for sale
Disposals/impairment		384
Exchange differences	[1]	598
Depreciation charge for the year		(5,670)
Property, plant and equipment, balance	[1]	(4,688)
Assets held for sale

[1]	Refer to Note 7 for further information on the new adoption and implementation of IFRS 16.